Investment Objectives and Goals - YieldMax(R) SKHY Option Income Strategy ETF	Oct. 08, 2026
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® SKHY Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the American Depositary Receipts (“ADRs”) of SK Hynix, Inc. (the “Underlying Security”), subject, in certain circumstances, to a limit on the Fund’s participation in gains.